LEASES - Schedule of Lease Term and Discount Rate (Details)	Jun. 30, 2022
Leases [Abstract]
Operating lease, weighted average remaining lease term	21 years 6 months
Finance lease, weighted average remaining lease term	2 years 6 months
Operating lease, weighted average discount rate	6.40%
Finance lease, weighted average discount rate	11.00%